SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Offsetting Assets [Line Items]
Number of options	20,313	21,146	9,480	9,752
Exercise Price	$ 54.96	$ 53.04	$ 78.05	$ 75.00
Stock Option One [Member]
Offsetting Assets [Line Items]
Number of options	5,730	5,730
Exercise Price	$ 90.00	$ 87.60
Expiry date	Dec. 04, 2027	Dec. 04, 2027
Issuance date	Dec. 04, 2017
Stock Option Two [Member]
Offsetting Assets [Line Items]
Number of options	1,250	1,250
Exercise Price	$ 54.00	$ 52.56
Expiry date	Nov. 01, 2028	Nov. 01, 2028
Issuance date	Nov. 01, 2018
Stock Option Three [Member]
Offsetting Assets [Line Items]
Number of options	1,250	1,250
Exercise Price	$ 9.00	$ 8.76
Expiry date	Mar. 16, 2030	Mar. 16, 2030
Issuance date	Mar. 16, 2020
Stock Option Four [Member]
Offsetting Assets [Line Items]
Number of options	12,083	12,916
Exercise Price	$ 43.20	$ 42.05
Expiry date	Oct. 06, 2031	Oct. 06, 2031
Issuance date	Oct. 06, 2021